Subsequent Events (Details Narrative) - CNY (¥) ¥ in Millions						1 Months Ended	12 Months Ended
		Apr. 01, 2025	Mar. 31, 2025	Jan. 14, 2025	Jan. 01, 2025	Oct. 31, 2020	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Restricted shares granted	[1]						899,000	528,000
Interest rate						10.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Credit facility				¥ 9.9
Interest rate				2.80%
Subsequent Event [Member] | Employees and Consultant [Member]
Subsequent Event [Line Items]
Restricted shares granted		926,846	320,000		400,000

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).